INCOME TAXES - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements of valuation allowance
Balance at beginning of year	¥ 604,030	¥ 99,670	¥ 99,670	¥ 56,320	¥ 35,340
Additions		97,407	504,360	56,132	34,459
Reversal	(252,398)	0		(12,782)	(13,479)
Balance at end of year	¥ 351,632	¥ 197,077	¥ 604,030	¥ 99,670	¥ 56,320